Partners Interest - Summary of Changes in Each Component of Accumulated Comprehensive Income Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment		$ 2,164	$ (3,919)	$ 4,407	$ (3,648)
Foreign currency translation adjustment	$ (6,299)		(5,816)
Change In Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(9,730)	(6,045)	(6,045)	(9,130)	(6,577)
Foreign currency translation adjustment			0
Ending Balance			(9,730)	(6,045)	(9,130)
Change In Retirement Plans [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			(2,743)	3,085	(2,553)
Change In Retirement Plans [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			(942)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5,816)	0	0	0
Foreign currency translation adjustment			(5,816)
Ending Balance			(5,816)	0	0
Foreign Currency Translation Adjustments [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			0
Foreign Currency Translation Adjustments [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			0
Accumulated Other Comprehensive Loss (AOCI) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (15,546)	$ (6,045)	(6,045)	(9,130)	(6,577)
Foreign currency translation adjustment			(5,816)
Ending Balance			(15,546)	(6,045)	(9,130)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			(2,743)	$ 3,085	$ (2,553)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment			$ (942)